NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CONTROLLING INTERESTS
Net income (loss) attributable to Daqo New Energy Corp. shareholders	$ (345,215)	$ 429,545	$ 1,819,801
Transfers from (to) the non-controlling interests:
Decrease in the Company's paid-in capital from acquisition of non-controlling interest			(386)
Increase in the Company's paid-in capital from subsidiary's offering of its equity interests to third parties (including exercise of stock options)	196	5,401	878,768
(Decrease) increase in the Company's paid-in capital from repurchase of shares by subsidiary	382	(26,281)
Net transfers from (to) non-controlling interests	578	(20,880)	878,382
Change from net income attributable to Daqo New Energy Corp. shareholders and transfers from (to) non-controlling interests	$ (344,637)	$ 408,665	$ 2,698,183